FINANCIAL DEBT WITH THIRD PARTIES - BANK BORROWINGS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Bank borrowings	$ 66,943
Santander [Member] | Peru, Nuevos Soles
Disclosure of detailed information about borrowings [line items]
Maturity Date	January 2023
Pay Rate	13%
Bank borrowings	$ 785
Bancolombia [Member] | Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Maturity Date	December 2023
Bank borrowings	$ 2,079
Bancolombia [Member] | Colombia, Pesos | IBR interest rate [Member]
Disclosure of detailed information about borrowings [line items]
Pay Rate	7.71
Banco Agricola [Member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity Date	April 2023
Pay Rate	7%
Bank borrowings	$ 600
Banco Agricola 02 [Member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity Date	April 2023
Pay Rate	7%
Bank borrowings	$ 100
Banco de America Central [Member]
Disclosure of detailed information about borrowings [line items]
Pay Rate	8%
Banco de America Central [Member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Maturity Date	November 2023
Bank borrowings	$ 1,000
Banco ABC Brasil [Member] | Brazil, Brazil Real
Disclosure of detailed information about borrowings [line items]
Maturity Date	February 2023
Bank borrowings	$ 10,144
Banco ABC Brasil [Member] | Brazil, Brazil Real | CDI interest rate [Member]
Disclosure of detailed information about borrowings [line items]
Pay Rate	3.07
Banco ABC Brasil 02 [Member] | Brazil, Brazil Real
Disclosure of detailed information about borrowings [line items]
Maturity Date	June 2023
Bank borrowings	$ 6,782
Banco ABC Brasil 02 [Member] | Brazil, Brazil Real | CDI interest rate [Member]
Disclosure of detailed information about borrowings [line items]
Pay Rate	2.50
Banco do Brasil [member] | Brazil, Brazil Real
Disclosure of detailed information about borrowings [line items]
Maturity Date	November 2023
Bank borrowings	$ 4,710
Banco do Brasil [member] | Brazil, Brazil Real | CDI interest rate [Member]
Disclosure of detailed information about borrowings [line items]
Pay Rate	2.80
Banco Bradesco [Member] | Brazil, Brazil Real
Disclosure of detailed information about borrowings [line items]
Maturity Date	November 2023
Bank borrowings	$ 7,915
Banco Bradesco [Member] | Brazil, Brazil Real | CDI interest rate [Member]
Disclosure of detailed information about borrowings [line items]
Pay Rate	2.33
Banco de Lage [Member] | Brazil, Brazil Real
Disclosure of detailed information about borrowings [line items]
Maturity Date	June 2023
Pay Rate	9%
Bank borrowings	$ 384
Daycoval bank [Member] | Brazil, Brazil Real
Disclosure of detailed information about borrowings [line items]
Maturity Date	January 2023
Pay Rate	18%
Bank borrowings	$ 32,444